UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 9,629	$ 20,544
Trade accounts receivable	0	8
Prepayments and other	1,626	1,314
Inventories	1,057	1,026
Due from related parties	$ 622	$ 0
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 12,934	$ 22,892
FIXED ASSETS:
Vessels, net (Note 4)	381,884	389,059
Right of use assets from operating leases	24,093	28,708
Other fixed assets, net	505	505
Total fixed assets	406,482	418,272
OTHER NON CURRENT ASSETS:
Restricted cash	4,000	4,000
Investments in unconsolidated joint ventures	20,804	22,173
Deposit asset	2,000	2,000
Total non-current assets	26,804	28,173
Total assets	446,220	469,337
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	34,874	12,344
Due to related parties (Note 5)	$ 0	$ 237
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts payable	$ 1,759	$ 1,953
Accrued liabilities	2,083	2,061
Unearned revenue	6,286	7,030
Current portion of Operating lease liabilities (Note 6)	8,795	8,610
Vessel fair value participation liability (Note 7)	3,605	0
Total current liabilities	57,402	32,235
NON-CURRENT LIABILITIES:
Non-current portion of long-term debt (Note 7)	192,309	221,370
Non-current portion of Operating lease liabilities (Note 6)	10,847	15,338
Other non-current liabilities	50	100
Vessel fair value participation liability (Note 7)	0	3,271
Total non-current liabilities	203,206	240,079
COMMITMENTS AND CONTINGENCIES (Note 8)
Total liabilities	260,608	272,314
MEZZANINE EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; 13,452 Series E Shares issued and outstanding at December 31, 2022 and June 30, 2023 and 5,850,748 and 3,659,628 Series F Shares issued and outstanding at December 31, 2022 and June 30, 2023 (Note 12)	37	59
Preferred stock, Paid-in capital in excess of par	60,021	86,292
Total mezzanine equity	60,058	86,351
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D shares were outstanding at December 31, 2022 and June 30, 2023	1	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 10,294,906 shares issued and outstanding at December 31, 2022 and 20,346,091 shares issued and outstanding at June 30, 2023	203	103
Additional paid-in capital	437,382	428,374
Accumulated deficit	(312,032)	(317,806)
Total stockholders' equity	125,554	110,672
Total liabilities, mezzanine equity and stockholders' equity	$ 446,220	$ 469,337